Financial Instruments (Schedule of Significant Exchange Rates) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Spot price of 1 Euro at the reporting date	1.00
1 Euro [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change	13.90%	(3.40%)
Spot price of 1 Euro at the reporting date	1.198	1.052
1 Euro [Member] | NIS [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change	2.70%	(4.80%)
Spot price of 1 Euro at the reporting date	4.153	4.044